Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38000%	September 15, 2016
Class A-2a Notes	$273,400,000.00	0.950%	August 15, 2018
Class A-2b Notes	$100,000,000.00	0.556%	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.410%	February 15, 2020
Class A-4 Notes	$105,720,000.00	1.740%	February 15, 2021
Class B Notes	$31,570,000.00	2.010%	March 15, 2021
Class C Notes	$21,040,000.00	2.260%	March 15, 2022
Total	$1,052,130,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,122,865.98

Principal:
Principal Collections	$22,539,585.79
Prepayments in Full	$19,823,499.85
Liquidation Proceeds	$32,502.74
Recoveries	$0.00
Sub Total	$42,395,588.38
Collections	$45,518,454.36

Purchase Amounts:
Purchase Amounts Related to Principal	$283,721.95
Purchase Amounts Related to Interest	$634.69
Sub Total	$284,356.64

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$45,802,811.00

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	2
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$45,802,811.00
Servicing Fee	$894,956.75	$894,956.75	$0.00	$0.00	$44,907,854.25
Interest - Class A-1 Notes	$56,854.83	$56,854.83	$0.00	$0.00	$44,850,999.42
Interest - Class A-2a Notes	$216,441.67	$216,441.67	$0.00	$0.00	$44,634,557.75
Interest - Class A-2b Notes	$49,400.00	$49,400.00	$0.00	$0.00	$44,585,157.75
Interest - Class A-3 Notes	$352,500.00	$352,500.00	$0.00	$0.00	$44,232,657.75
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$44,079,363.75
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,079,363.75
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$44,026,484.00
Second Priority Principal Payment	$15,283,944.16	$15,283,944.16	$0.00	$0.00	$28,742,539.84
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$28,702,914.51
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,702,914.51
Regular Principal Payment	$153,036,278.55	$28,702,914.51	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$45,802,811.00

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$15,283,944.16
Regular Principal Payment					$28,702,914.51
Total					$43,986,858.67
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$43,986,858.67	$199.58	$56,854.83	$0.26	$44,043,713.50	$199.84
Class A-2a Notes	$0.00	$0.00	$216,441.67	$0.79	$216,441.67	$0.79
Class A-2b Notes	$0.00	$0.00	$49,400.00	$0.49	$49,400.00	$0.49
Class A-3 Notes	$0.00	$0.00	$352,500.00	$1.18	$352,500.00	$1.18
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$43,986,858.67	$41.81	$920,995.58	$0.88	$44,907,854.25	$42.69

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$168,320,222.71	0.7637034	$124,333,364.04	0.5641260
Class A-2a Notes	$273,400,000.00	1.0000000	$273,400,000.00	1.0000000
Class A-2b Notes	$100,000,000.00	1.0000000	$100,000,000.00	1.0000000
Class A-3 Notes	$300,000,000.00	1.0000000	$300,000,000.00	1.0000000
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$1,000,050,222.71	0.9505006	$956,063,364.04	0.9086932

Pool Information
Weighted Average APR	3.498%	3.469%
Weighted Average Remaining Term	56.31	55.43
Number of Receivables Outstanding	45,480	44,345
Pool Balance	$1,073,948,096.61	$1,031,227,704.66
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,004,121,359.82	$963,726,278.55
Pool Factor	0.9551980	0.9172014

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$36,510,970.56
Yield Supplement Overcollateralization Amount	$67,501,426.11
Targeted Overcollateralization Amount	$98,390,797.37
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$75,164,340.62

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		128	$41,081.62
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$41,081.62
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0459%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0003%
Current Collection Period			0.0468%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		209	$41,384.91
(Cumulative Recoveries)		0	$0.00
Cumulative Net Loss for All Collection Periods			$41,384.91
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0037%

Average Realized Loss for Receivables that have experienced a Realized Loss			$198.01
Average Net Loss for Receivables that have experienced a Realized Loss			$198.01

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.50%	204	$5,179,941.52
61-90 Days Delinquent	0.02%	11	$227,594.15
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.52%	215	$5,407,535.67

Repossession Inventory:
Repossessed in the Current Collection Period		13	$316,238.42
Total Repossessed Inventory		12	$316,238.42

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0044%
Current Collection Period			0.0248%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0221%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	2

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer